Investments in Joint Operations and Consortiums	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Investments in Joint Operations and Consortiums
30. INVESTMENTS IN JOINT OPERATIONS AND CONSORTIUMS
The Group participates in JO and other agreements that give to the Group a contractually established percentage over the rights of assets and obligations that emerge from the contracts.
The exploration and exploitation JO and other agreements in which the Group participates allocate the hydrocarbon production to each partner based on the ownership interest contractually established. Consequently, such hydrocarbons are commercialized directly by the partners recognizing each of them the corresponding economic effects.

The assets and liabilities as of December 31, 2025, 2024 and 2023, and expenses for these fiscal years of the JO and other agreements in which the Group participates are as follows:

	2025	2024	2023
Non-current assets (1)	6,936	6,286	5,246
Current assets	337	579	115

Total assets	7,273	6,865	5,361

Non-current liabilities	245	449	313
Current liabilities	557	769	483

Total liabilities	802	1,218	796

Production cost	2,647	2,395	2,017
Exploration expenses	8	35	10

(1)	Does not include charges for impairment of property, plant and equipment because they are recorded by the partners participating in the JO and other agreements.
As of December 31, 2025, the main
exploration
and
exploitation
JO and
Consortiums
in which the Group participates are the following:

Name	Location	Working interest	Operator
Acambuco	Salta	22.50%	Pan American Energy LLC
Aguada de Castro and Aguada Pichana Oeste	Neuquén	40.00%	Pan American Energy LLC
Aguada del Chañar (1)	Neuquén	51.00%	YPF
Aguada Pichana Este - Área Vaca Muerta	Neuquén	16.90%	Total Austral S.A.
Aguada Pichana Este - Residual	Neuquén	27.27%	Total Austral S.A.
Aguada Villanueva (2)	Neuquén	50.00%	Pluspetrol S.A.
Aguaragüe	Salta	53.00%	Tecpetrol S.A.
AUS 105	Argentine Continental Shelf	35.00%	Equinor
AUS 106	Argentine Continental Shelf	35.00%	Equinor
Bajada Añelo	Neuquén	50.00%	Shell Argentina S.A.
Bajo del Toro (2)	Neuquén	50.00%	YPF
Bandurria Sur (2)	Neuquén	40.00%	YPF
CAM-2/A SUR	Tierra del Fuego	50.00%	Enap Sipetrol Argentina S.A.
CAN 100 (3)	Argentine Continental Shelf	50.00%	Equinor Argentina BV (Sucursal Argentina)
CAN 102	Argentine Continental Shelf	50.00%	YPF
CAN 114	Argentine Continental Shelf	50.00%	Equinor Argentina AS (Sucursal Argentina)
Chachahuen	Mendoza	70.00%	YPF
Consorcio CNQ 7/A	La Pampa and Mendoza	50.00%	Pluspetrol S.A.
El Orejano	Neuquén	50.00%	YPF
La Amarga Chica	Neuquén	50.00%	YPF
La Calera	Neuquén	50.00%	Pluspetrol S.A.
La Escalonada (4)	Neuquén	45.00%	VMI
Las Tacanas (2)	Neuquén	50.00%	YPF
Lindero Atravesado	Neuquén	37.50%	Pan American Energy LLC
Loma Campana	Neuquén and Mendoza	50.00%	YPF
Loma del Molle	Neuquén	50.00%	YPF
Magallanes	Santa Cruz, Tierra del Fuego and Argentine Continental Shelf	50.00%	Enap Sipetrol Argentina S.A.
Meseta Nueva Esperanza (2)	Neuquén	50.00%	YPF
Narambuena (5)	Neuquén	50.00%	YPF
Pampa Yeguas I	Neuquén	50.00%	Pluspetrol S.A.
Ramos	Salta	42.00%	Tecpetrol S.A.
Rincon de la Ceniza (4)	Neuquén	45.00%	VMI
Rincón del Mangrullo	Neuquén	50.00%	YPF
Rio Neuquén	Neuquén	33.33%	YPF
San Roque	Neuquén	34.11%	Total Austral S.A.
Sierra Chata Consorcio Chihuido (4)	Neuquén	54.45%	Pampa Energia S.A.

(1)	See Note 11.b).
(2)	See Note 38.
(3)	During 2025, YPF’s interest in CAN 100 changed from 35% to 50% due to the start of the second exploratory period in partnership with Equinor Argentina BV (Sucursal Argentina).
(4)	See Note 3.
(5)	See Note 34.a).